12. Stock Compensation (Sept 2020 Note) (Details - Option activity) - Options [Member] - $ / shares	9 Months Ended	12 Months Ended		24 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Stock options outstanding, beginning balance	1,702,167	1,184,000
Stock options issued	2,425,000	736,499	1,259,000	1,995,499
Stock options exercised	0
Stock options expired	(297,501)	(218,332)
Stock options outstanding, ending balance	3,829,666	1,702,167	1,184,000	1,702,167
Stock options exercisable	1,437,578	703,538		703,538
Weighted average remaining life, outstanding	9 years 4 months 24 days	9 years 8 months 5 days
Weighted average remaining life, issued	9 years 5 months 27 days	9 years 2 months 12 days
Weighted average remaining life, expired	9 years 2 months 8 days	9 years 1 month 13 days
Weighted average remaining life, outstanding	9 years 4 months 6 days	9 years 2 months 16 days
Weighted average remaining life, exercisable	8 years 10 months 17 days
Weighted average exercise price, outstanding	$ 1.21	$ 1.15
Weighted average exercise price, issued	1.00	1.38
Weighted average exercise price, exercised
Weighted average exercise price, expired	1.21	1.33
Weighted average exercise price, outstanding	1.05	1.21	$ 1.15	$ 1.21
Weighted average exercise price, exercisable	$ 1.12	$ 1.17		$ 1.17